Akiyo Fujii 617.239.0699 fax 617.316.8304 afujii@eapdlaw.com

August 30, 2006

BY ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Open Energy Corporation
Registration Statement on Form SB-2

Dear Sir or Madam:

On behalf of Open Energy Corporation (the “Company”), we hereby transmit by EDGAR a copy of the Company’s Registration Statement on Form SB-2 (the “Registration Statement”).

The applicable fees have been paid in connection with this filing.

Please be advised that the Company or a member of our firm acting on behalf of the Company may orally request acceleration of the effectiveness of the Registration Statement. The Company is aware of its obligations under the Securities Act.

If you have any questions regarding the enclosed materials, please call the undersigned at (617) 239-0699 or Roger Glenn at (212) 912-2753.

Very truly yours, /s/ Akiyo Fujii Akiyo Fujii

cc:	Tangela Richter
Tracie Towner
Karl Hiller
Mellissa Campbell Duru
Securities and Exchange Commission
Mail Stop 7010
450 Fifth Street, N.W.
Washington, DC 20549-7010